UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06362

Invesco Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017

Invesco Municipal Trust
NYSE: VKQ

2 3 3 4 5 25 28 34 35 37

Letters to Shareholders

Trust Performance

Share Repurchase Program Notice

Dividend Reinvestment Plan

Schedule of Investments

Financial Statements

Notes to Financial Statements

Financial Highlights

Approval of Investment Advisory and Sub-Advisory Contracts

Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com.

Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

2                             Invesco Municipal Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/17 to 8/31/17

Trust at NAV	4.95%
Trust at Market Value	5.08
S&P Municipal Bond Index▼ (Broad Market Index)	3.51
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	4.61
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index◾ (Peer Group Index)	5.58

Market Price Discount to NAV as of 8/31/17	-5.49

Source: ▼FactSet Research Systems Inc.; ◾Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment grade US municipal bonds with maturities equal to or greater than five years.

    The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of general and insured leverage municipal debt funds tracked by Lipper. These funds either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In October 2017, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Municipal Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4                         Invesco Municipal Trust

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–162.11%(a)
Alabama–2.87%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,770	$5,491,987
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/2039	1,245	1,412,938
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/2044	1,245	1,405,356
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(b)(c)	5.00%	06/01/2039	2,150	2,156,601
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/2030	1,650	1,810,842
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	735	813,108
Birmingham (City of) Water Works Board; Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	1,235	1,435,823
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,725	1,630,160
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(c)	5.00%	09/01/2046	2,700	3,354,399
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	1,950	2,135,016
				21,646,230

Alaska–0.47%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	3,160	3,521,852

Arizona–2.66%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,444,018
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB(d)(e)	5.00%	07/01/2018	1,700	1,760,333
Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/2018	2,545	2,635,322
Series 2011 A, Ref. Sub. Highway RB(c)(d)(e)	5.25%	07/01/2021	2,500	2,895,500
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	500	544,175
Series 2010, RB	5.13%	05/15/2040	1,100	1,198,054
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(b)	5.25%	01/01/2032	1,035	1,059,167
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	640	638,509
Series 2009, Education RB	7.13%	01/01/2045	610	610,500
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.50%	07/01/2034	500	568,300
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,170	2,357,705
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)	5.00%	01/01/2028	2,050	2,162,812
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/2032	1,060	1,217,219
				20,091,614

California–12.35%
Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,250	2,589,975
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS–AGM)(b)(g)	0.00%	09/01/2020	4,000	3,840,200
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(c)(d)(e)	5.00%	04/01/2018	6,000	6,151,140
Series 2009 F-1, Toll Bridge RB(c)(d)(e)	5.00%	04/01/2019	2,500	2,666,500
Series 2009 F-1, Toll Bridge RB(c)(d)(e)	5.13%	04/01/2019	4,000	4,274,240
Series 2017 F-1, Toll Bridge RB(c)	5.00%	04/01/2056	2,490	2,886,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2028	$800	$606,624
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(g)	0.00%	06/01/2055	11,000	385,330
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(d)(e)	6.00%	07/01/2019	1,000	1,093,860
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	1,735	2,016,278
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,128,120
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2027	1,375	1,497,815
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2030	1,600	1,727,952
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2037	3,535	3,809,493
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,300	1,385,306
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	855	931,736
Series 2016 A, RB(f)	5.00%	12/01/2041	1,355	1,480,270
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,238,769
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	1,205	1,302,617
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	695	751,302
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,100	2,433,417
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	1,900	2,169,002
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,880	3,384,547
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,500	1,810,755
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	410	412,222
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS–AGM)(b)(g)	0.00%	01/15/2034	4,125	2,230,800
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,420	5,415,122
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,790	2,778,784
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,875	3,344,459
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,000	1,154,530
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB(c)	5.00%	07/01/2043	3,500	3,967,600
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,000	1,074,300
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,200	1,291,644
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	5.50%	03/01/2018	50	50,665
Palomar Pomerado Health; Series 2009, COP(d)(e)	6.75%	11/01/2019	1,125	1,267,954
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,300	2,513,716
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2021	4,110	4,749,311
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2025	775	875,657
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2026	1,550	1,748,942
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/2036	3,360	3,852,979
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	685	779,599
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,634,475
Vernon (City of);
Series 2009 A, Electric System RB(d)(e)	5.13%	08/01/2019	440	468,415
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,025	1,101,834
				93,274,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–4.74%
Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP–Colorado Higher Education Intercept Program)(c)	5.00%	03/01/2041	$3,850	$4,339,374
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB(c)(d)(e)	5.00%	05/01/2018	4,875	5,012,719
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,790	2,795,580
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	585	649,473
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	295	294,985
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	355	354,975
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	1,015	1,125,117
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2034	1,100	1,213,201
Series 2010, Private Activity RB	6.50%	01/15/2030	1,400	1,564,346
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/2037	1,850	2,110,517
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,210	1,409,396
Montezuma (County of) Hospital District; Series 2007, Ref. RB(d)(e)	5.90%	10/01/2017	830	833,528
Platte River Power Authority; Series 2009 HH, RB(d)(e)	5.00%	06/01/2019	1,000	1,072,040
University of Colorado;
Series 2013 A, Enterprise RB(c)	5.00%	06/01/2037	5,845	6,755,008
Series 2013 A, Enterprise RB(c)	5.00%	06/01/2043	5,465	6,271,142
				35,801,401

Connecticut–0.55%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(b)(h)	6.60%	07/01/2024	2,840	2,849,656
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(h)	5.50%	04/01/2021	1,200	1,342,980
				4,192,636

District of Columbia–4.61%
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,125	2,050,349
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(d)(e)	6.38%	10/01/2019	2,400	2,670,288
Series 2009, Hospital RB(d)(e)	6.50%	10/01/2019	700	780,640
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB(d)(e)	5.50%	10/01/2017	4,000	4,015,880
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	775	810,379
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	1,575	1,646,899
Series 2013 A, Public Utility Sub. Lien RB(c)	5.00%	10/01/2044	3,000	3,379,260
District of Columbia;
Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2034	3,445	4,037,437
Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2035	6,890	8,056,064
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,800	7,399,080
				34,846,276

Florida–7.16%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/2017	350	350,616
Series 2007, IDR	5.88%	11/15/2036	1,000	1,001,910
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,154,570
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,270	2,623,711
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,450	2,826,491
Series 2015 A, Airport System RB(h)	5.00%	10/01/2045	2,190	2,465,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(f)	7.75%	05/15/2035	$1,300	$1,429,168
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,400	1,636,348
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(e)	5.95%	07/01/2020	35	39,838
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(h)	5.13%	06/01/2027	1,650	1,882,188
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(b)(c)(h)	5.38%	10/01/2033	975	1,015,190
Series 2008 A, RB (INS–AGC)(b)(c)(h)	5.50%	10/01/2038	2,175	2,267,568
JEA; Series 2012 Three B, Electric System RB(c)	5.00%	10/01/2039	3,100	3,478,727
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,024,218
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,250	1,366,150
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. Hospital RB(d)(e)	6.13%	08/01/2020	470	539,480
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	170	188,544
Miami-Dade (County of);
Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/2028	1,000	1,137,950
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,150	1,321,948
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(b)	5.00%	10/01/2035	1,950	2,229,357
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	2,795	3,241,334
Series 2017 B, Ref. Aviation RB(h)	5.00%	10/01/2040	3,015	3,507,741
Orlando (City of) Greater Orlando Aviation Authority;
Series 2017 A, Priority Sub. Airport Facilities RB(h)	5.00%	10/01/2042	1,675	1,945,161
Series 2017 A, Priority Sub. Airport Facilities RB(h)	5.00%	10/01/2047	1,675	1,935,814
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(i)	6.13%	05/01/2035	120	1
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	105	105,014
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB(d)(e)	5.88%	11/15/2017	1,100	1,111,605
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(b)(c)	5.50%	10/01/2023	2,600	2,848,976
Series 2011, Ref. RB(c)	5.00%	10/01/2031	2,565	2,927,204
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(j)(k)	0.79%	11/01/2038	300	300,000
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(b)(d)	5.35%	05/01/2018	3,250	3,340,772
Reunion East Community Development District;
Series 2005, Special Assessment RB(i)	5.80%	05/01/2036	235	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	290	298,744
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB(f)	5.25%	10/01/2027	400	400,892
Series 2007 A, Special Obligation RB(f)	5.75%	10/01/2022	500	501,385
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	735	514,061
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,110,580
				54,068,694

Georgia–2.38%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	160	169,440
Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	290	307,154
Series 2009 B, Tax Allocation RB(d)(e)	7.38%	01/01/2019	205	222,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Atlanta (City of);
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	$1,200	$1,331,460
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,300	1,442,415
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,200	1,331,460
Series 2015, Ref. Water & Wastewater RB(c)	5.00%	11/01/2040	8,290	9,658,348
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	1,000	1,098,630
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,280,031
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2042	1,000	1,141,320
				17,982,980

Guam–0.83%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(d)(e)	5.38%	12/01/2019	350	384,790
Series 2009 A, Limited Obligation RB(d)(e)	5.63%	12/01/2019	1,850	2,044,157
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/2040	835	883,630
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	1,400	1,493,940
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	780	817,877
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	625	665,488
				6,289,882

Hawaii–1.07%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,000	1,094,070
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,846,425
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	2,050	2,230,974
Series 2015 A, Airport System RB(h)	5.00%	07/01/2045	1,695	1,927,486
				8,098,955

Idaho–0.48%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/2023	750	797,632
Series 2008 A, RB	6.75%	11/01/2037	1,000	1,058,180
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	620	622,077
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/2021	1,040	1,173,037
				3,650,926

Illinois–17.15%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,001,550
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,650	1,639,968
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	622	439,894
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(h)	5.50%	01/01/2031	2,650	3,023,226
Series 2014 A, Ref. Second Lien RB(h)	5.00%	01/01/2041	1,250	1,381,025
Chicago (City of) (O’Hare International Airport);
Series 2012 B, Ref. Passenger Facility Charge RB(h)	5.00%	01/01/2030	4,500	4,951,395
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	2,450	2,869,195
Series 2015 C, RB(h)	5.00%	01/01/2046	850	949,858
Series 2015 D, RB	5.00%	01/01/2046	595	675,724
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,685	1,946,563
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,355	1,606,380
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,755	1,985,098

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/2036	$3,795	$4,126,835
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,735	4,110,890
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	680	737,487
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	1,190	1,286,699
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	340	367,183
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(b)	5.25%	01/01/2025	3,100	3,138,223
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	610	636,907
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	410	428,085
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	1,905	2,039,455
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	3,350	3,537,834
Series 2012 A, Unlimited Tax GO Bonds (INS–BAM)(b)	5.00%	01/01/2033	1,290	1,375,127
Series 2014, Ref. Motor Fuel Tax RB (INS–AGM)(b)	5.00%	01/01/2032	1,175	1,284,757
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	875	948,281
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,395	3,726,997
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	2,025	2,342,884
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	575	498,397
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,103,990
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,520,147
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB(d)(e)	5.50%	10/01/2018	1,125	1,181,914
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,087,910
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(c)	5.38%	08/15/2024	2,200	2,384,426
Series 2009 A, RB(c)	5.75%	08/15/2030	1,400	1,524,432
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2007 A, RB(d)(e)	5.75%	11/15/2017	3,500	3,536,330
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,618,152
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	230	9,740
Series 2016 B, RB	5.63%	05/15/2020	1,108	1,101,453
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB(d)(e)	6.25%	11/15/2019	755	842,338
Series 2009, RB	6.25%	11/15/2035	495	540,154
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	996,390
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(d)(e)	7.25%	11/01/2018	1,905	2,047,056
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,770,449
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB(d)(e)	6.00%	02/15/2020	1,675	1,878,730
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)(d)(e)	5.50%	02/15/2021	2,370	2,731,781
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/2052	3,630	4,068,540
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/2050	2,265	2,337,367
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,371,160
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS–AGM)(b)(g)	0.00%	12/15/2029	2,750	1,774,493
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/2031	1,205	1,351,480
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/2032	1,100	1,230,163
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	3,875	4,361,933
Series 2015 A, RB(c)	5.00%	01/01/2040	11,210	12,814,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	$1,225	$1,283,163
Series 2013, Unlimited Tax GO Bonds (INS–BAM)(b)	5.50%	07/01/2038	2,450	2,722,783
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,570	1,639,504
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,210	1,261,425
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,250	1,346,413
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	12/15/2041	3,075	3,384,099
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	3,800	4,335,154
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(i)	6.25%	03/01/2035	958	431,119
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(h)	7.00%	12/01/2042	480	491,549
Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds(e)(g)	0.00%	01/01/2019	425	419,607
Series 1999, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(g)	0.00%	01/01/2019	990	964,072
				129,520,157

Indiana–3.79%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,320	2,683,521
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB(d)(e)	6.75%	03/01/2019	1,440	1,567,051
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(h)	5.00%	09/01/2046	1,495	1,535,918
Series 2014, RB(h)	5.25%	09/01/2034	870	924,497
Series 2014, RB(h)	5.25%	09/01/2040	2,520	2,648,369
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(h)	5.00%	07/01/2040	3,850	4,128,008
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2035	500	536,105
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2048	575	620,442
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	621,724
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,670	2,720,863
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB	5.25%	01/01/2033	1,250	1,434,738
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,235	1,420,201
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027	2,000	2,248,040
Series 2013 F, RB(c)	5.00%	02/01/2030	3,240	3,730,439
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(h)	6.75%	01/01/2034	1,500	1,785,480
				28,605,396

Iowa–0.80%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,265	1,292,678
Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2027	1,090	1,132,499
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,120	1,123,360
Series 2005 E, Asset-Backed CAB RB(g)	0.00%	06/01/2046	12,665	1,260,041
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,200	1,201,608
				6,010,186

Kansas–0.90%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(c)	5.75%	11/15/2038	3,500	3,836,665
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,575	1,862,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	$1,000	$1,128,800
				6,827,903

Kentucky–2.41%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(b)	5.75%	12/01/2028	1,500	1,531,485
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,335	1,465,897
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,415	1,546,637
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,015	1,103,061
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB(d)(e)	6.00%	06/01/2020	1,500	1,701,300
Series 2010 A, Hospital RB(d)(e)	6.38%	06/01/2020	1,225	1,401,816
Series 2010 A, Hospital RB(d)(e)	6.50%	06/01/2020	3,100	3,557,932
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	1,425	1,512,737
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	1,610	1,709,128
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/2024	185	196,254
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/2025	205	217,411
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,124,190
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,161,570
				18,229,418

Louisiana–1.90%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation); Series 2017 A, Ref. Hospital RB	5.00%	10/01/2044	1,940	2,190,667
Louisiana Citizens Property Insurance Corp.; Series 2006 C-2, Assessment RB(d)(e)	6.75%	06/01/2018	2,000	2,089,140
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $1,168,416)(f)	5.75%	10/30/2018	1,168	1,176,046
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	755	840,761
Series 2014, Ref. Water System RB	5.00%	12/01/2044	500	559,515
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,450	2,449,804
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	860	914,042
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,635	1,760,045
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,375	1,473,918
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	860	918,299
				14,372,237

Maryland–0.82%
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	879,063
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,737,984
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,080	1,158,516
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	765	822,329
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029	905	982,812
Series 2017, Ref. RB	5.00%	04/01/2032	540	578,621
				6,159,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–6.83%
Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/2030	$350	$376,792
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB(d)(e)	5.00%	05/01/2019	1,000	1,068,470
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	4,020	4,370,383
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS–NATL)(b)(g)	0.00%	01/01/2022	1,550	1,459,697
Massachusetts (State of) Development Finance Agency (Berklee College of Music);
Series 2007, RB(d)(e)	5.00%	10/01/2017	2,000	2,007,020
Series 2007, RB	5.00%	10/01/2032	150	150,506
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	400	513,344
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/2037	500	562,515
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB(d)(e)	5.13%	11/15/2019	500	546,170
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB(d)(e)	5.38%	08/01/2018	500	521,260
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/2030	700	752,871
Massachusetts (State of) Development Finance Agency (Emerson College);
Series 2010 A, RB	5.00%	01/01/2040	250	263,083
Series 2016 A, RB	5.00%	01/01/2047	3,330	3,741,555
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/2024	250	250,378
Series 2005, RB	5.50%	01/01/2035	450	450,477
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB(c)(d)(e)	5.00%	10/01/2017	8,000	8,028,800
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(b)	5.25%	07/01/2033	300	335,976
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	532,560
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(c)	5.50%	07/01/2032	2,500	3,409,725
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	537,885
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/2041	500	557,525
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/2024	750	820,507
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2007, RB	5.00%	07/01/2047	285	285,921
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB(d)(e)	8.00%	10/15/2019	250	287,002
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB(d)(e)	5.63%	10/15/2019	500	550,005
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	533,760
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/2036	500	570,115
Series 2011 I, RB	7.25%	01/01/2032	825	961,348
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	500	554,100
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB(h)	5.63%	07/01/2028	175	192,143
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	272,212
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2041	3,425	3,796,886
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB (INS–AGM)(b)	5.25%	08/01/2031	500	662,150
Series 2011 B, General RB(d)(e)	5.00%	08/01/2021	200	230,386
Series 2011 C, Ref. General RB(c)	5.00%	08/01/2030	3,500	3,986,815
Series 2011 C, Ref. General RB(c)	5.00%	08/01/2031	2,000	2,270,800
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(b)	5.50%	08/01/2030	1,500	2,011,980
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS–NATL)(b)	5.50%	01/01/2023	1,000	1,204,270
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS–AMBAC)(b)	5.25%	06/01/2019	1,975	1,982,367
				51,609,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–3.26%
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	$2,865	$3,304,405
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	2,104,503
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,245	1,356,204
Series 2014 C-3, Ref. Local Government Loan Program RB (INS–AGM)(b)	5.00%	07/01/2032	2,500	2,861,550
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	625	704,569
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	625	713,931
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,270	1,423,492
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,275	2,582,284
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB(c)	5.00%	12/01/2046	3,890	4,447,787
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	2,960	2,939,132
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	2,000	2,158,400
				24,596,257

Minnesota–0.43%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB(d)(e)	6.38%	11/15/2018	1,850	1,972,951
Series 2008 A, Health Care System RB(d)(e)	6.63%	11/15/2018	1,200	1,283,268
				3,256,219

Missouri–1.01%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	843,457
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,690,846
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	510	536,087
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,000	1,054,960
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,298,234
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB(d)(e)	6.38%	12/01/2017	675	684,599
Series 2007 A, Senior Living Facilities RB(d)(e)	6.38%	12/01/2017	1,500	1,521,330
				7,629,513

Nebraska–1.56%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/2032	3,500	3,874,150
Series 2012, Gas RB	5.25%	09/01/2037	2,485	2,767,222
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,077,750
Omaha (City of) Public Power District; Series 2011 B, RB(c)	5.00%	02/01/2036	3,690	4,100,586
				11,819,708

Nevada–0.69%
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(d)(e)	5.00%	06/01/2018	2,860	2,950,633
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(d)(e)	5.00%	06/01/2018	2,220	2,290,352
				5,240,985

New Jersey–15.21%
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/2038	750	755,272
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	02/01/2021	1,000	1,057,040
East Orange (City of) Board of Education;
Series 1998, CAB COP (INS–AGM)(b)(g)	0.00%	08/01/2019	1,845	1,792,381
Series 1998, CAB COP (INS–AGM)(b)(g)	0.00%	02/01/2025	1,845	1,536,645
Series 1998, CAB COP (INS–AGM)(b)(g)	0.00%	02/01/2028	2,850	2,075,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	$1,000	$1,061,770
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS–NATL)(b)	5.50%	10/01/2028	1,000	1,311,190
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS–AGC)(b)	5.00%	04/01/2021	775	822,368
Garden State Preservation Trust;
Series 2003 B, Open Space & Farmland Preservation CAB RB (INS–AGM) (b)(g)	0.00%	11/01/2025	2,000	1,606,780
Series 2005 A, Open Space & Farmland Preservation RB (INS–AGM)(b)	5.75%	11/01/2028	1,000	1,228,500
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/2040	1,000	1,090,710
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB(h)	5.60%	11/01/2034	1,000	1,089,920
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/2038	1,000	1,014,850
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. Special Assessment RB	5.75%	10/01/2021	1,290	1,360,898
Series 2002, Ref. Special Assessment RB	5.75%	04/01/2031	1,000	1,126,940
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.);
Series 2007, RB	5.13%	06/15/2027	525	526,029
Series 2007, RB	5.13%	06/15/2037	700	701,022
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	2,650	2,893,906
New Jersey (State of) Economic Development Authority (School Facilities Construction);
Series 2009, RB(d)(e)	5.50%	12/15/2018	350	371,277
Series 2009, RB (INS–AGC)(b)	5.50%	12/15/2034	5	5,245
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(h)	5.13%	01/01/2034	1,250	1,362,950
Series 2013, Private Activity RB(h)	5.38%	01/01/2043	1,000	1,118,950
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS–NATL)(b)	5.90%	03/15/2021	22,090	23,561,415
Series 2004 A, Motor Vehicle RB(INS–BHAC)(b)(c)	5.25%	07/01/2026	7,000	8,664,320
Series 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(b)	5.50%	09/01/2026	1,500	1,743,300
Series 2009, School Facilities Construction RB(d)(e)	5.50%	12/15/2018	645	684,726
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,072,320
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	544,140
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/2036	500	538,370
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB(d)(e)	6.00%	07/01/2021	750	890,670
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB(d)(e)	5.63%	07/01/2021	1,000	1,168,970
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB(d)(e)	5.13%	01/01/2018	1,000	1,014,460
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	542,265
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB(d)(e)	5.00%	07/01/2018	1,880	1,945,593
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB(d)(e)	5.00%	01/01/2020	550	602,481
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(e)	5.25%	07/01/2023	1,000	1,222,150
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB(d)(e)	6.63%	07/01/2018	1,000	1,048,310
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB(e)	6.75%	07/01/2019	1,865	1,999,112
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,500	1,601,700
Series 2010 1-A, Ref. Student Loan RB(c)	5.00%	12/01/2025	2,915	3,113,337
Series 2010 1-A, Ref. Student Loan RB(c)	5.00%	12/01/2026	1,835	1,957,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/2018	$1,000	$1,035,010
Series 2009 A, Transportation System CAB RB(g)	0.00%	12/15/2039	6,000	2,098,140
Series 2010 A, Transportation System CAB RB(g)	0.00%	12/15/2030	1,600	896,384
Series 2010 A, Transportation System CAB RB(g)	0.00%	12/15/2031	3,000	1,599,570
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,015	1,132,456
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,690	1,730,239
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,690	1,730,915
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB (INS–AGM)(b)	5.25%	01/01/2027	705	889,583
Series 2009 E, RB(d)(e)	5.25%	01/01/2019	1,000	1,059,030
Series 2013 A, RB	5.00%	01/01/2038	1,900	2,152,890
New Jersey Institute of Technology;
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	155	182,858
Series 2012 A, RB	5.00%	07/01/2042	345	385,027
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City–Secured Police Facility RB(d)(e)	6.75%	12/01/2019	600	678,498
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/2042	500	544,565
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS–NATL)(b)(g)	0.00%	09/01/2032	5,000	3,133,350
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS–AGM)(b)	5.25%	08/15/2032	1,300	1,304,043
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	4,015	4,015,241
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	4,025	3,910,811
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,580	5,586,417
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,045	1,024,581
				114,914,882

New Mexico–0.64%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(d)	5.20%	06/01/2020	1,000	1,094,700
Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,100	2,309,412
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB(c)(d)(e)	6.38%	08/01/2018	1,350	1,418,796
				4,822,908

New York–13.77%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB(d)(e)	6.25%	01/15/2020	1,370	1,543,990
Series 2009, PILOT RB(d)(e)	6.38%	01/15/2020	570	644,060
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,030	2,997,912
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	2,185	2,573,930
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB(d)(e)	5.25%	11/15/2019	1,000	1,096,680
Series 2009 B, Dedicated Tax Fund RB(d)(e)	5.25%	11/15/2019	1,500	1,645,020
Series 2010 D, RB	5.25%	11/15/2026	2,500	2,831,350
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,850	2,130,552
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,125	2,500,084
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010, Special Obligation RB	6.00%	12/01/2042	710	795,335
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,050	2,301,412
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, Consolidated RB (INS–NATL)(b)	5.38%	03/01/2028	2,000	2,481,140
One Hundred Fifty-Second Series 2008, Consolidated RB(c)(h)	5.00%	11/01/2028	3,700	3,800,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of) Municipal Water Finance Authority;
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/2045	$6,915	$7,796,940
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,200	3,726,016
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/2039	3,400	3,596,656
Series 2013, Sub. Future Tax Sec. RB(c)	5.00%	11/01/2038	5,010	5,811,550
Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	5,000	5,739,050
Subseries 2011 D-1, Future Tax Sec. RB(c)	5.00%	11/01/2033	4,845	5,570,732
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds(c)	5.00%	02/01/2026	4,775	4,859,518
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/2030	2,220	2,509,932
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,750	2,019,080
Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2035	1,255	1,365,189
New York (State of) Dormitory Authority;
Series 2009 C, School Districts Bond Financing Program RB(d)(e)	5.00%	10/01/2019	2,820	3,062,661
Series 2009 C, School Districts Bond Financing Program RB (INS–AGC)(b)	5.00%	10/01/2023	180	194,301
Series 2014 C, State Personal Income Tax RB(c)	5.00%	03/15/2040	5,510	6,397,441
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(k)	0.82%	11/01/2044	800	800,000
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	1,800	1,914,534
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,000	2,127,260
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(c)	5.00%	12/15/2031	1,905	2,280,914
New York City Housing Development Corp.; Series 2007 E-1, MFH RB(h)	5.35%	11/01/2037	1,600	1,604,224
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/2044	5,315	5,790,692
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,870	2,106,181
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(h)	5.00%	08/01/2031	1,685	1,802,630
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2046	1,775	1,959,316
Series 2016 A, Special Facilities RB(h)	5.25%	01/01/2050	3,235	3,605,602
				103,982,598

North Carolina–2.69%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	7,345	8,437,789
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(h)	5.00%	06/30/2054	3,120	3,317,964
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB(d)(e)	5.00%	01/01/2019	4,300	4,537,833
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB(d)(e)	5.75%	10/01/2017	800	803,304
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/2036	2,870	3,211,501
				20,308,391

North Dakota–0.14%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,054,650

Ohio–17.49%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	250	202,475
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/2033	1,270	1,466,723
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,313,463
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,984,248
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,470	2,746,442
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	607,963
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/2020	1,000	1,093,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
American Municipal Power, Inc. (Prairie State Energy Campus);
Series 2008, RB (INS–AGC)(b)	5.25%	02/15/2019	$185	$188,624
Series 2008, Ref. RB(d)(e)	5.25%	02/15/2018	2,815	2,872,679
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,200,313
Bowling Green (City of) (CFP I LLC — Bowling Green State University); Series 2010, Student Housing RB(d)(e)	5.75%	06/01/2020	1,000	1,126,280
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	255	239,282
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,655	7,345,126
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/2036	375	423,128
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB(d)(e)	6.00%	11/01/2017	700	706,055
Cincinnati (City of); Series 2011 A, Ref. Water System RB(c)(d)(e)	5.00%	12/01/2021	5,000	5,817,950
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/2034	1,100	1,179,288
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS–AGM)(b)	5.50%	10/01/2019	2,825	3,088,572
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds(d)(e)	5.00%	06/01/2019	1,000	1,071,140
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds(d)(e)	5.00%	06/01/2019	1,000	1,071,140
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	795	796,041
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/2027	500	562,475
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,690	1,885,499
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS–NATL)(b)	6.20%	12/01/2017	120	121,565
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/2026	1,000	1,079,100
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2036	930	1,022,284
Series 2011 A, Hospital Facilities RB	5.00%	11/15/2036	750	824,422
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2041	1,500	1,639,350
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,490	1,595,715
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS–AGM)(b)	5.00%	06/01/2030	1,000	1,089,300
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	2,470	2,807,674
Hamilton (County of);
Series 2000 B, Sales Tax CAB RB (INS–AMBAC)(b)(g)	0.00%	12/01/2023	2,000	1,750,940
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/2032	1,000	1,129,790
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,300	1,474,902
Kent State University;
Series 2009 B, General Receipts RB(d)(e)	5.00%	05/01/2019	920	984,317
Series 2009 B, General Receipts RB(INS–AGC)(b)	5.00%	05/01/2028	80	85,198
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS–AGM)(b)(c)	4.50%	12/01/2031	8,000	8,065,040
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(b)	5.00%	04/01/2024	1,475	1,518,763
Series 2006 H, Hospital Facilities RB (INS–AGC)(b)(c)	5.00%	02/01/2024	5,840	6,001,067
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB(d)(e)	7.00%	11/01/2020	1,000	1,181,380
Lucas (County of) (Promedica Healthcare);
Series 2011 A, Hospital RB	5.75%	11/15/2031	1,000	1,158,830
Series 2011 A, Hospital RB	6.00%	11/15/2041	1,000	1,157,470
Medina City School District (School Facilities); Series 2008, COP(d)(e)	5.25%	06/01/2018	1,000	1,033,610
Miami University; Series 2011, Ref. General Receipts RB(c)	5.00%	09/01/2031	5,050	5,750,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB(c)(d)(e)	5.00%	04/28/2018	$9,125	$9,377,671
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS–NATL)(b)	6.25%	04/01/2020	1,755	1,865,688
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	1,000	1,074,430
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	1,340	1,368,596
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB(c)	5.13%	01/01/2028	4,000	4,204,240
Series 2009 B, Hospital RB(c)	5.50%	01/01/2034	1,000	1,058,060
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS–AGM)(b)(h)	5.00%	12/31/2039	805	898,750
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,500	1,623,735
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS–BHAC)(b)(c)(h)	4.80%	09/01/2036	11,780	11,795,785
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	3,450	3,426,574
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	255	287,140
Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	380	427,895
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,330	1,438,714
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	220	237,204
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	843,780
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(h)	5.85%	09/20/2028	700	724,220
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, Residential Mortgage RB (CEP-GNMA)(h)	5.25%	09/01/2030	65	65,103
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS–NATL)(b)(g)	0.00%	02/15/2030	1,000	699,830
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/2031	1,000	1,085,080
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	4.38%	06/01/2022	1,495	1,472,127
Ohio State University;
Series 2010 D, RB(e)	5.00%	12/01/2030	45	59,727
Series 2010 D, RB	5.00%	12/01/2030	955	1,210,978
Summit (County of) Port Authority (University of Akron Student Housing);
Series 2011, Lease RB(d)(e)	5.00%	01/01/2021	315	356,423
Series 2011, Lease RB	5.00%	01/01/2030	185	204,192
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/2028	1,000	1,114,110
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/2034	750	830,378
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/2029	650	729,606
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds(d)(e)	5.00%	06/01/2019	1,000	1,072,040
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/2031	1,000	1,073,590
				132,085,716

Oklahoma–0.28%
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.–Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,945	2,150,742

Pennsylvania–2.48%
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/2035	1,000	1,081,860
Series 2010 D, RB	5.00%	01/01/2040	1,750	1,891,995
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,900	2,064,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB(d)(e)	5.00%	06/01/2019	$245	$262,865
Series 2009 A, Sub. RB(d)(e)	5.00%	06/01/2019	840	900,060
Series 2009 A, Sub. RB(d)(e)	5.00%	06/01/2019	740	792,910
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	580	668,914
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	610	702,873
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	1,060	1,222,498
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	215	249,675
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	985	1,142,827
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	200	232,256
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(l)	5.13%	12/01/2039	2,000	1,715,700
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	2,350	2,729,266
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	720	834,394
Series 2017 A, Ref. RB	5.00%	09/01/2047	845	959,117
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,100	1,261,249
				18,712,676

Puerto Rico–0.44%
Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(g)	0.00%	05/15/2050	5,915	670,288
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS–NATL)(b)(g)	0.00%	08/01/2044	12,200	2,681,316
				3,351,604

South Carolina–1.28%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	1,000	1,052,160
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,756,576
South Carolina (State of) Ports Authority;
Series 2015, RB(h)	5.25%	07/01/2050	1,865	2,137,700
Series 2015, RB(h)	5.25%	07/01/2055	1,350	1,546,992
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(c)	5.00%	01/01/2033	3,000	3,186,030
				9,679,458

South Dakota–0.45%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,620	1,793,324
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,633,781
				3,427,105

Tennessee–0.38%
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB(c)(d)(e)	5.25%	03/01/2018	2,650	2,708,088
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/2024	120	137,452
				2,845,540

Texas–16.60%
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,710	1,972,434
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/2018	1,225	1,271,869
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/2019	1,440	1,547,770
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,390	2,654,477
Series 2013 A, Joint Improvement RB(h)	5.00%	11/01/2030	1,825	2,080,865
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds(c)(d)(e)	5.00%	08/15/2018	5,250	5,461,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(k)	0.87%	11/01/2041	$700	$700,000
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(e)	7.25%	12/01/2018	825	891,198
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(d)(e)	5.00%	12/01/2019	1,000	1,090,830
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(h)	4.75%	07/01/2024	1,235	1,344,569
Houston (City of);
Series 2007, Ref. First Lien Combined Utility System RB(d)(e)	5.00%	11/15/2017	2,750	2,774,118
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2031	1,865	2,129,326
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2033	900	1,026,369
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2036	995	1,129,494
Series 2015 C, Ref. Airport System RB(h)	5.00%	07/15/2020	850	914,150
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,330	1,398,921
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,518,426
Lower Colorado River Authority;
Series 2012 A, Ref. RB(d)(e)	5.00%	05/15/2022	5	5,874
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,673,061
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(d)(e)	6.25%	02/15/2019	1,450	1,563,245
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.–Stoney Brook); Series 2017 B, Sr. Living RB	5.00%	07/01/2052	1,500	1,593,750
North Texas Tollway Authority;
Series 2008, Ref. First Tier System RB(d)(e)	5.63%	01/01/2018	880	894,274
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	120	121,918
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	875	890,286
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	1,095	1,114,130
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	125	127,161
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	155	157,675
Series 2008 F, Ref. Second Tier System RB(d)(e)	5.75%	01/01/2018	2,850	2,897,424
Series 2008I, Ref. CAB First Tier System RB (INS–AGC)(b)	6.20%	01/01/2042	1,000	1,281,510
Series 2011 A, Special Projects System RB(c)	5.50%	09/01/2036	2,895	3,369,896
Series 2015 B, Ref. RB(c)	5.00%	01/01/2040	9,860	11,041,524
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,795	3,203,266
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,015	1,072,875
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,690	1,773,790
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,003,930
Series 2007, Retirement Facility RB	5.75%	11/15/2037	550	551,546
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB(d)(e)	5.25%	11/15/2017	2,415	2,437,435
Series 2007, Retirement Facility RB	5.25%	11/15/2037	3,085	3,102,739
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	450	451,917
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,540	2,655,418
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(b)	6.25%	07/01/2028	3,300	3,502,455
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	4,913,083
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	4,130	4,632,951
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2036	3,475	1,588,353
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2037	4,530	1,974,219
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,695	1,892,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds(c)(d)(e)	5.00%	04/01/2018	$5,230	$5,360,959
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,695	1,987,608
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	2,500	2,674,850
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,860	7,175,101
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,690,185
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,475	1,654,242
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,500	1,669,695
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,475	4,957,987
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,000	1,103,270
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(h)	5.00%	12/31/2055	1,140	1,247,958
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,550	1,730,451
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(h)	7.00%	12/31/2038	1,475	1,711,457
				125,358,752

Utah–0.52%
Salt Lake City (City of); Series 2017 A, Airport RB(c)(h)	5.00%	07/01/2047	2,705	3,120,299
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	800	805,584
				3,925,883

Virgin Islands–0.55%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo);
Series 2009 A, Sub. RB	6.63%	10/01/2029	725	566,493
Series 2009 A, Sub. RB	6.75%	10/01/2019	640	578,426
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	1,500	1,235,685
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	425	340,863
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,850	1,451,066
				4,172,533

Virginia–1.40%
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(h)	5.00%	01/01/2040	2,355	2,553,927
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(h)	5.50%	01/01/2042	2,950	3,292,053
Series 2012, Sr. Lien RB(h)	6.00%	01/01/2037	795	905,751
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(h)	5.00%	07/01/2034	3,530	3,823,696
				10,575,427

Washington–2.58%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS–NATL)(b)(g)	0.00%	02/01/2024	5,000	4,404,250
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(h)	5.50%	07/01/2026	1,525	1,733,986
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,270	1,321,803
Seattle (Port of); Series 2017 C, Intermediate Lien RB(h)	5.25%	05/01/2042	1,175	1,393,926
Washington (State of) (SR 520 Corridor Program — Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2033	1,500	1,696,725
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/2041	2,325	2,430,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(e)	6.25%	05/15/2021	$1,025	$1,220,078
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,367,888
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non–Profit CR RB(f)	6.00%	01/01/2027	1,545	1,571,775
Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/2031	1,100	1,188,099
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,129,580
				19,459,084

West Virginia–1.03%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(h)	5.50%	10/15/2037	3,500	3,506,370
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	835	859,332
Series 2008, RB	6.25%	10/01/2023	1,100	1,131,669
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,060	1,144,970
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,020	1,101,763
				7,744,104

Wisconsin–1.96%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, Limited Obligation Grant RB(f)	6.75%	08/01/2031	915	968,070
Series 2017, Limited Obligation PILOT RB(f)	6.75%	12/01/2042	2,135	2,420,599
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(h)	5.38%	11/01/2021	450	453,029
Series 2007 B, Collateralized Utility RB(h)	5.75%	11/01/2037	410	412,587
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(d)(e)	6.63%	02/15/2019	1,305	1,413,680
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(c)(h)	5.30%	09/01/2023	344	344,853
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(c)	5.00%	03/01/2046	5,925	6,736,845
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	967,050
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB(d)(e)	5.38%	05/01/2019	95	102,197
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	916	982,891
				14,801,801

Wyoming–0.50%
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,295,482
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS–BAM)(b)	5.00%	01/01/2047	2,205	2,517,228
				3,812,710
TOTAL INVESTMENTS IN SECURITIES(m)–162.11% (Cost $1,137,728,770)				1,224,529,637
FLOATING RATE NOTE OBLIGATIONS–(28.88)%
Notes with interest and fee rates ranging from 1.31% to 1.71% at 08/31/2017 and contractual maturities of collateral ranging from 06/01/2022 to 04/01/2056 (See Note 1J)(n)				(218,190,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.79)%				(262,784,032)
OTHER ASSETS LESS LIABILITIES–1.56%				11,825,001
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$755,380,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Trust

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer

Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $27,103,830, which represented 3.59% of the Trust’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2017 was $431,122, which represented less than 1% of the Trust’s Net Assets.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2017. At August 31, 2017, the Trust’s investments with a value of $355,039,063 are held by TOB Trusts and serve as collateral for the $218,190,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2017

Revenue Bonds	76.5%
Pre-refunded Bonds	16.9
General Obligation Bonds	6.4
Others	0.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Trust

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,137,728,770)	$1,224,529,637
Receivable for:
Investments sold	3,075,000
Interest	14,235,059
Investments matured, at value (Cost $976,280)	195,978
Investment for trustee deferred compensation and retirement plans	6,630
Other assets	26,655
Total assets	1,242,068,959

Liabilities:
Floating rate note obligations	218,190,000
Variable rate muni term preferred shares ($0.01 par value, 2,628 shares issued with liquidation preference of $100,000 per share)	262,784,032
Payable for:
Investments purchased	4,487,324
Dividends	93,524
Amount due custodian	612,040
Accrued interest expense	397,944
Accrued trustees’ and officers’ fees and benefits	4,251
Accrued other operating expenses	112,608
Trustee deferred compensation and retirement plans	6,630
Total liabilities	486,688,353
Net assets applicable to common shares	$755,380,606

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$718,219,376
Undistributed net investment income	1,458,964
Undistributed net realized gain (loss)	(50,318,299)
Net unrealized appreciation	86,020,565
$755,380,606

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	55,320,227
Net asset value per common share	$13.65
Market value per common share	$12.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Trust

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$27,938,902

Expenses:
Advisory fees	3,428,878
Administrative services fees	89,125
Custodian fees	10,430
Interest, facilities and maintenance fees	4,391,175
Transfer agent fees	42,386
Trustees’ and officers’ fees and benefits	15,579
Registration and filing fees	28,316
Reports to shareholders	28,271
Professional services fees	34,881
Taxes	164,099
Other	57,604
Total expenses	8,290,744
Net investment income	19,648,158

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(1,860,180)
Change in net unrealized appreciation of investment securities	17,467,138
Net realized and unrealized gain	15,606,958
Net increase in net assets from operations applicable to common shares	$35,255,116

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$19,648,158	$41,920,745
Net realized gain (loss)	(1,860,180)	(2,830,736)
Change in net unrealized appreciation (depreciation)	17,467,138	(36,420,076)
Net increase in net assets resulting from operations applicable to common shares	35,255,116	2,669,933
Distributions to shareholders from net investment income	(20,125,499)	(42,950,624)
Net increase (decrease) in net assets applicable to common shares	15,129,617	(40,280,691)

Net assets applicable to common shares:
Beginning of period	740,250,989	780,531,680
End of period (includes undistributed net investment income of $1,458,964 and $1,936,305, respectively)	$755,380,606	$740,250,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Municipal Trust

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$35,255,116

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(53,903,895)
Purchases of short-term investments, net	(700,000)
Proceeds from sales of investments	66,744,793
Amortization of premium and deferred offering costs	2,273,235
Accretion of discount	(1,223,703)
Decrease in interest receivables and other assets	321,157
Decrease in accrued expenses and other payables	6,023
Net realized loss from investment securities	1,860,180
Net change in unrealized appreciation on investment securities	(17,467,138)
Net cash provided by operating activities	33,165,768

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(20,131,871)
Increase in payable for amount due custodian	612,040
Increase in VMTP Shares, at liquidation value	6,394
Proceeds from TOB Trusts	630,000
Repayments of TOB Trusts	(14,545,000)
Net cash provided by (used in) financing activities	(33,428,437)
Net increase (decrease) in cash and cash equivalents	(262,669)
Cash and cash equivalents at beginning of period	262,669
Cash and cash equivalents at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$4,310,892

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its assets in municipal securities rated investment grade at the time of investment.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

28                         Invesco Municipal Trust

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an

29                         Invesco Municipal Trust

underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s Floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

30                         Invesco Municipal Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2017, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$1,224,529,637	$—	$1,224,529,637
Matured Securities	—	195,978	—	195,978
Total Investments	$—	$1,224,725,615	$—	$1,224,725,615

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2017, the Trust engaged in securities purchases of $18,452,333 and securities sales of $10,979,902, which did not result in any net realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

31                         Invesco Municipal Trust

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2017 were $228,361,857 and 1.71%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$11,175,411	$—	$11,175,411
February 28, 2019	5,551,039	—	5,551,039
Not subject to expiration	10,358,702	18,514,604	28,873,306
	$27,085,152	$18,514,604	$45,599,756

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2017 was $57,237,544 and $62,617,852, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$89,899,748
Aggregate unrealized (depreciation) of investments	(5,655,503)
Net unrealized appreciation of investments	$84,244,245

Cost of investments for tax purposes is $1,140,481,370.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Beginning shares	55,320,227	55,320,227
Shares issued through dividend reinvestment	—	—
Ending shares	55,320,227	55,320,227

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 17, 2012, the Trust issued 1,787 Series 2015/12-VKQ VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 17, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 841 Series 2015/12-VKQ VMTP shares in connection with the reorganization of Invesco Van Kampen Massachusetts Value Municipal Income Trust, Invesco Van Kampen Ohio Quality Municipal Trust and Invesco Van Kampen Trust for Investment Grade New Jersey Municipals into the Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On June 5, 2015, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 31, 2018, unless earlier redeemed, repurchased or extended. On June 1, 2017, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding

32                         Invesco Municipal Trust

VMTP Shares on December 1, 2020, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2017, the dividend rate is equal to the SIFMA Index plus a spread of 1.00%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2017 were $262,800,000 and 1.81%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2017:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2017	$0.0591	September 13, 2017	September 29, 2017
October 2, 2017	$0.0591	October 13, 2017	October 31, 2017

33                         Invesco Municipal Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a common share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,	Years ended February 28,
	2017		2017	2016	2015	2014	2013
Net asset value per common share, beginning of period	$13.38		$14.11	$14.15	$13.31	$14.56	$14.23
Net investment income(a)	0.35		0.76	0.83	0.80	0.80	0.81
Net gains (losses) on securities (both realized and unrealized)	0.28		(0.71)	(0.05)	0.85	(1.21)	0.47
Distributions paid to preferred shareholders from net investment income	N/A		N/A	N/A	N/A	N/A	(0.00)
Total from investment operations	0.63		0.05	0.78	1.65	(0.41)	1.28
Less: dividends paid to common shareholders from net investment income	(0.36)		(0.78)	(0.82)	(0.81)	(0.84)	(0.95)
Net asset value per common share, end of period	$13.65		$13.38	$14.11	$14.15	$13.31	$14.56
Market value per common share, end of period	$12.90		$12.63	$13.02	$12.74	$12.21	$14.32
Total return at net asset value(b)	4.95%		0.54%	6.40%	13.37%	(2.17)%	9.22%
Total return at market value(c)	5.08%		2.85%	9.06%	11.27%	(8.74)%	2.59%
Net assets applicable to common shares, end of period (000’s omitted)	$755,381		$740,251	$780,532	$782,996	$736,458	$805,387
Portfolio turnover rate(d)	5%		14%	11%	10%	15%	11%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.20	%(e)	1.88%	1.55%	1.64%	1.68%	1.56%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.03	%(e)	0.98%	0.97%	1.02%	1.06%	0.99%
Without fee waivers and/or expense reimbursements	2.20	%(e)	1.88%	1.55%	1.64%	1.68%	1.56%
Ratio of net investment income before preferred share dividends	5.22	%(e)	5.41%	5.98%	5.76%	6.00%	5.57%
Preferred share dividends	N/A		N/A	N/A	N/A	N/A	0.01%
Ratio of net investment income after preferred share dividends	5.22	%(e)	5.41%	5.98%	5.76%	6.00%	5.56%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$262,800		$262,800	$262,800	$262,800	$262,800	$262,800
Asset coverage per preferred share(f)	$387,435		$381,676	$397,006	$397,934	$380,167	$406,337
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $746,946.
(f)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by preferred shares outstanding.
N/A	= Not Applicable

34                         Invesco Municipal Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Municipal Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End General Leveraged Municipal Debt Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted

35                         Invesco Municipal Trust

that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most audited annual reports for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other closed end funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rates of two such closed end funds and below the rate of three such closed end funds.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

36                         Invesco Municipal Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Trust (the “Fund”) was held on September 8, 2017. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Teresa M. Ressel	47,507,684	1,439,790
	Larry Soll	47,395,839	1,551,635
	Philip A. Taylor	47,572,777	1,374,697
	Christopher L. Wilson	47,495,503	1,451,971
(2).	David C. Arch	2,628	0

37                         Invesco Municipal Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06362	VK-CE-MUNI-SAR-1	10182017 1528

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.